CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Narrative) (Details) - Dec. 31, 2017 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
PRC Subsidiary and VIEs restricted amount	¥ 317,894	$ 48,859